Interest income and finance expense (Tables)	12 Months Ended
Dec. 31, 2022
Finance expense
Schedule of interest income

Figures in million – SA rand	Note	2022	2021	2020
Interest received on cash deposits		910	948	714
Interest received on rehabilitation obligation funds	21	235	174	245
Interest on right of recovery asset		31	32	16
Other		27	48	90
Total interest income		1,203	1,202	1,065

Schedule of finance expense

Figures in million – SA rand	Notes	2022	2021	2020
Interest charge on:
Borrowings (interest)	28	(1,046)	(801)	(1,290)
Borrowings (unwinding of amortised cost)	28	(216)	(302)	(394)
Lease liabilities	29	(31)	(29)	(34)
Environmental rehabilitation obligation	30	(611)	(615)	(684)
Occupational healthcare obligation	31	(85)	(77)	(96)
Deferred payment (related to the Rustenburg operation acquisition)	22.2	(266)	(158)	(187)
Deferred revenue[1]	32	(326)	(309)	(349)
Deferred consideration (related to Pandora acquisition)	22.2	(18)	(54)	(49)
Marikana dividend obligation	22.2	(165)	(87)	—
Other		(76)	(64)	(69)
Total finance expense		(2,840)	(2,496)	(3,152)
[1] For the year ended 31 December 2022, interest expense includes non-cash interest of R326 million (2021: R309 million, 2020: R322 million) relating to the Wheaton Stream. In addition, interest expense for the year ended 31 December 2020 includes non-cash interest of R13 million relating to the BTT project. Although there is no cash financing cost related to this arrangement, IFRS 15 requires the Group to recognise a notional financing charge due to the significant time delay between receiving the upfront streaming payment and satisfying the related performance obligations. A discount rate of 4.6% and 5.2% was used for the Wheaton palladium and gold stream respectively and 11.5% was used for the BTT stream in determining the finance costs to be recognised. For the year ended 31 December 2020, interest expense also includes R14 million non-cash interest relating to the platinum forward sale entered into by WPL on 3 March 2020

Schedule of cash interest paid and received
The table below provides a summary of the cash interest paid and received:

Figures in million – SA rand	2022	2021	2020
Interest paid[1]	(1,118)	(781)	(1,386)
Interest received[2]	682	960	719
Net interest (paid)/received	(436)	179	(667)
[1] Interest paid primarily consist of accrued interest paid on the 2022 and 2025 Notes, 2026 and 2029 Notes, US$600 million Revolving credit facility (RCF), R5.5 billion RCF and lease liabilities
[2] Interest received primarily consist of interest on cash deposits